United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2013

Date of Reporting Period: Six months ended 01/31/2013

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
A	FGUAX
Institutional	FGUSX
Service	FEUSX

Federated Government Ultrashort Duration Fund
Fund Established 1997

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2012 through January 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	63.1%
U.S. Government Agency Securities	11.9%
Repurchase Agreements—Cash	25.3%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount		Value
	Adjustable Rate Mortgages—17.5%
	Federal Home Loan Mortgage Corporation ARM—9.3%
$798,038	2.064%, 7/1/2030	$821,886
256,334	2.100%, 5/1/2033	269,298
894,887	2.160%, 3/1/2033	944,598
709,885	2.244%, 1/1/2027	735,773
98,912	2.334%, 7/1/2033	105,247
7,242,770	2.384%, 4/1/2034	7,722,256
10,678,496	2.424%, 5/1/2038	11,394,948
2,813,791	2.442%, 9/1/2036	3,000,641
787,218	2.445%, 9/1/2025	819,386
10,283,121	2.677%, 5/1/2037	10,959,390
17,309,866	2.689%, 7/1/2034	18,518,423
1,966,236	2.791%, 8/1/2036	2,109,348
377,547	2.856%, 5/1/2037	405,981
3,687,349	2.859%, 2/1/2036	3,965,051
32,876,429	2.895%, 10/1/2033	34,943,995
33,883,825	2.950%, 7/1/2034	36,426,400
3,547,136	3.089%, 8/1/2037	3,797,642
	TOTAL	136,940,263
	Federal National Mortgage Association ARM—8.2%
676,626	1.400%, 9/1/2027	692,623
763,629	1.570%, 5/1/2040	778,041
161,153	1.570%, 5/1/2040	164,213
379,438	1.570%, 8/1/2040	388,832
398,582	2.100%, 7/1/2033	421,101
3,600,076	2.140%, 6/1/2038	3,785,066
2,152,155	2.180%, 4/1/2024	2,236,767
3,741,461	2.210%, 6/1/2036	3,990,097
20,423	2.250%, 6/1/2028	21,514
7,596,332	2.270%, 1/1/2035	8,039,357
11,579,340	2.280%, 10/1/2034	12,196,808
62,741	2.290%, 8/1/2032	65,376
25,402,308	2.360%, 12/1/2035	26,988,606
3,593,091	2.390%, 8/1/2034	3,820,473
83,483	2.410%, 12/1/2032	89,118
56,560	2.420%, 2/1/2033	60,219
Semi-Annual Shareholder Report

Principal Amount		Value
	Adjustable Rate Mortgages—continued
	Federal National Mortgage Association ARM—continued
$18,013,158	2.560%, 2/1/2039	$19,090,434
584,327	2.580%, 2/1/2037	622,060
4,418,164	2.630%, 1/1/2035	4,700,622
3,075,873	2.720%, 6/1/2036	3,281,326
388,793	2.820%, 3/1/2033	415,049
2,438,656	2.880%, 4/1/2033	2,592,582
466,309	2.900%, 5/1/2036	501,427
2,677,577	2.970%, 9/1/2035	2,879,231
4,931,042	3.000%, 9/1/2037	5,240,686
15,828,209	3.130%, 8/1/2035	16,848,290
	TOTAL	119,909,918
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $253,593,014)	256,850,181
	Collateralized Mortgage Obligations—45.6%
	Federal Home Loan Mortgage Corporation REMIC—10.9%
690,572	Series 2292 KF, 0.454%, 7/25/2022	687,563
1,221,982	Series 2869 JF, 0.456%, 4/15/2034	1,221,982
1,791,040	Series 242 F29, 0.456%, 11/15/2036	1,787,238
3,694,001	Series 2861 AF, 0.506%, 9/15/2034	3,698,642
4,451,132	Series 3036 NF, 0.506%, 8/15/2035	4,446,944
539,827	Series 3300 FA, 0.506%, 8/15/2035	539,196
541,743	Series 3325 NF, 0.506%, 8/15/2035	541,110
3,275,351	Series 244 F30, 0.506%, 12/15/2036	3,272,156
4,105,990	Series 3085 VF, 0.526%, 12/15/2035	4,106,547
1,126,418	Series 2571 FB, 0.556%, 2/15/2018	1,129,389
2,479,017	Series 2758 FH, 0.556%, 3/15/2019	2,487,669
1,570,561	Series 2796 FD, 0.556%, 7/15/2026	1,572,630
1,504,727	Series 2763 FB, 0.556%, 4/15/2032	1,509,602
9,000,439	Series 3380 FP, 0.556%, 11/15/2036	9,002,911
1,390,165	Series 244 F22, 0.556%, 12/15/2036	1,391,270
315,192	Series 2488 WF, 0.606%, 8/15/2017	316,202
376,066	Series 2470 FI, 0.606%, 10/15/2026	377,209
1,513,556	Series 2530 FK, 0.606%, 6/15/2029	1,519,940
956,700	Series 2493 F, 0.606%, 9/15/2029	959,035
435,490	Series 2286 FA, 0.606%, 2/15/2031	436,648
708,866	Series 2477 FD, 0.606%, 7/15/2032	710,343
1,290,535	Series 2479 FA, 0.606%, 8/15/2032	1,294,447
1,021,040	Series 2495 F, 0.606%, 9/15/2032	1,024,103
Semi-Annual Shareholder Report

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$1,419,890	Series 2526 FC, 0.606%, 11/15/2032	$1,423,288
2,494,444	Series 2551 FD, 0.606%, 1/15/2033	2,502,719
8,293,008	Series 2631 FC, 0.606%, 6/15/2033	8,321,578
7,803,445	Series 2750 FG, 0.606%, 2/15/2034	7,841,128
4,153,702	Series 2812 LF, 0.606%, 6/15/2034	4,166,071
5,333,682	Series 3191 FE, 0.606%, 7/15/2036	5,345,779
4,120,315	Series 3184 JF, 0.606%, 7/15/2036	4,132,831
128,526	Series 2395 FT, 0.656%, 12/15/2031	129,023
2,077,614	Series 2671 F, 0.656%, 9/15/2033	2,086,918
22,043,144	Series 2711 FD, 0.706%, 4/15/2018	22,152,258
1,732,817	Series 2571 FK, 0.706%, 9/15/2023	1,743,102
635,631	Series 2111 MA, 0.706%, 1/15/2029	639,508
649,449	Series 2111 MB, 0.706%, 1/15/2029	653,411
663,267	Series 2111 MC, 0.706%, 1/15/2029	667,313
1,148,707	Series 2296 FC, 0.706%, 6/15/2029	1,157,578
478,025	Series 2471 FS, 0.706%, 2/15/2032	481,230
550,405	Series 2504 FP, 0.706%, 3/15/2032	554,036
604,666	Series 2610 FD, 0.706%, 12/15/2032	608,022
12,971,943	Series 2750 FH, 0.706%, 2/15/2034	13,076,816
46,720	Series 2452 FG, 0.756%, 3/15/2032	47,046
510,599	Series 2380 FI, 0.806%, 6/15/2031	515,752
2,780,759	Series 2380 FL, 0.806%, 11/15/2031	2,810,748
407,794	Series 2396 FL, 0.806%, 12/15/2031	412,044
1,270,394	Series 2367 FG, 0.826%, 6/15/2031	1,284,102
1,495,395	Series 2386 FE, 0.906%, 6/15/2031	1,514,956
906,870	Series 3085 FW, 0.906%, 8/15/2035	917,055
607,946	Series 2389 FI, 0.956%, 6/15/2031	616,942
6,783,068	Series 3542 NF, 0.956%, 7/15/2036	6,862,703
1,734,991	Series 2418 FO, 1.106%, 2/15/2032	1,761,296
3,321,864	Series 2684 FV, 1.106%, 10/15/2033	3,366,844
1,615,240	Series 1534 J, 1.150%, 6/15/2023	1,635,519
1,559,359	Series 2326 FJ, 1.156%, 6/15/2031	1,581,472
2,365,983	Series 2344 FP, 1.156%, 8/15/2031	2,402,599
2,181,442	Series 2412 OF, 1.156%, 12/15/2031	2,212,302
671,040	Series 2451 FC, 1.206%, 5/15/2031	682,226
680,325	Series 2470 FW, 1.206%, 5/15/2031	691,214
651,375	Series 2470 FX, 1.206%, 5/15/2031	661,802
499,703	Series 2481 FC, 1.206%, 5/15/2031	507,702
Semi-Annual Shareholder Report

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$2,225,982	Series 2475 FL, 1.206%, 2/15/2032	$2,263,530
1,483,988	Series 2476 FC, 1.206%, 2/15/2032	1,509,020
911,008	Series 2460 FE, 1.206%, 6/15/2032	925,614
915,100	Series 2470 GF, 1.206%, 6/15/2032	929,772
946,986	Series 2498 HF, 1.206%, 6/15/2032	962,169
140,351	Series 1146 E, 1.300%, 9/15/2021	142,415
1,509,276	Series 1632 FB, 1.450%, 11/15/2023	1,536,004
	TOTAL	160,468,233
	Federal National Mortgage Association REMIC—17.2%
12,423,548	Series 2006-W1 2AF1, 0.424%, 2/25/2046	12,300,079
507,435	Series 2001-61 FM, 0.456%, 10/18/2016	505,289
2,775,218	Series 2002-89 F, 0.504%, 1/25/2033	2,771,432
25,007,992	Series 2006-75 FP, 0.504%, 8/25/2036	24,996,325
64,359,267	Series 2012-116 FA, 0.504%, 10/25/2042	64,290,589
630,033	Series 2001-34 FB, 0.506%, 12/18/2028	628,120
6,568,677	Series 2006-98 FB, 0.514%, 10/25/2036	6,564,466
633,047	Series 2001-53 FX, 0.554%, 10/25/2031	630,238
2,978,651	Series 2003-66 FA, 0.554%, 7/25/2033	2,981,490
6,454,612	Series 2008-52 FD, 0.554%, 6/25/2036	6,454,537
3,175,001	Series 2006-79 DF, 0.554%, 8/25/2036	3,179,373
5,678,478	Series 2006-81 FA, 0.554%, 9/25/2036	5,685,573
7,785,749	Series 2004-51 FY, 0.584%, 7/25/2034	7,806,249
3,536	Series 2003-26 QF, 0.604%, 10/25/2017	3,536
2,531,512	Series 2003-35 FY, 0.604%, 5/25/2018	2,540,734
1,452,112	Series 2003-19 FY, 0.604%, 3/25/2033	1,457,072
5,074,966	Series 2003-117 KF, 0.604%, 8/25/2033	5,092,737
1,180,434	Series 2003-102 FT, 0.604%, 10/25/2033	1,182,357
3,293,553	Series 2003-121 FD, 0.604%, 12/25/2033	3,303,821
4,407,034	Series 2004-2 FW, 0.604%, 2/25/2034	4,419,679
3,517,941	Series 2004-17 FT, 0.604%, 4/25/2034	3,528,226
3,670,811	Series 2004-49 FN, 0.604%, 7/25/2034	3,681,246
4,616,660	Series 2005-104 FA, 0.604%, 12/25/2035	4,629,200
513,302	Series 1998-22 FA, 0.606%, 4/18/2028	512,344
1,600,793	Series 2001-46 F, 0.606%, 9/18/2031	1,606,161
2,460,425	Series 2002-77 FH, 0.606%, 12/18/2032	2,471,167
4,279,071	Series 2006-60 FD, 0.634%, 4/25/2035	4,299,736
154,610	Series 2001-32 F, 0.654%, 7/25/2016	154,965
143,004	Series 2000-34 F, 0.654%, 10/25/2030	142,852
Semi-Annual Shareholder Report

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association REMIC—continued
$530,300	Series 2002-4 FJ, 0.654%, 2/25/2032	$532,431
659,882	Series 2002-74 FV, 0.654%, 11/25/2032	662,846
817,530	Series 2002-82 FG, 0.654%, 12/25/2032	820,753
1,532,954	Series 2003-21 TF, 0.654%, 3/25/2033	1,539,429
2,768,264	Series 2003-79 FC, 0.654%, 8/25/2033	2,781,253
7,170,713	Series 2004-49 FQ, 0.654%, 7/25/2034	7,203,282
2,381,143	Series 2004-53 FC, 0.654%, 7/25/2034	2,392,468
1,933,254	Series 2004-64 FW, 0.654%, 8/25/2034	1,946,872
7,375,351	Series 2006-90 FE, 0.654%, 9/25/2036	7,416,077
106,101	Series 2000-37 FA, 0.704%, 11/25/2030	106,143
178,588	Series 2001-34 FL, 0.704%, 8/25/2031	179,726
1,913,514	Series 2001-56 FG, 0.704%, 10/25/2031	1,925,779
782,319	Series 2001-68 FD, 0.704%, 12/25/2031	788,431
711,615	Series 2002-9 FH, 0.704%, 3/25/2032	715,449
536,063	Series 2002-52 FD, 0.704%, 9/25/2032	538,890
698,348	Series 2002-90 FH, 0.704%, 9/25/2032	702,954
454,963	Series 2002-82 FB, 0.704%, 12/25/2032	457,963
779,949	Series 2003-2 FA, 0.704%, 2/25/2033	785,093
964,326	Series 2003-14 FT, 0.704%, 3/25/2033	970,643
4,374,920	Series 2003-107 FD, 0.704%, 11/25/2033	4,400,426
453,014	Series 2002-41 F, 0.754%, 7/25/2032	457,529
7,859,315	Series 2002-93 FJ, 0.754%, 1/25/2033	7,923,324
10,574,280	Series 2003-116 HF, 0.754%, 11/25/2033	10,654,369
40,140	Series 2002-39 FB, 0.756%, 3/18/2032	40,417
3,533,174	Series 2002-58 FD, 0.804%, 8/25/2032	3,566,208
11,650	Series 1993-220 FA, 0.819%, 11/25/2013	11,667
1,051,755	Series 2002-8 FA, 0.956%, 3/18/2032	1,066,430
852,092	Series 2002-37 F, 1.004%, 11/25/2031	860,884
1,499,775	Series 2002-17 JF, 1.204%, 4/25/2032	1,525,813
4,349,272	Series 2002-47 NF, 1.204%, 4/25/2032	4,421,664
1,076,811	Series 2002-64 FJ, 1.204%, 4/25/2032	1,095,505
1,745,873	Series 2002-82 FC, 1.204%, 9/25/2032	1,774,968
1,388,119	Series 2002-34 FC, 1.206%, 12/18/2031	1,411,420
683,763	Series 2002-75 FD, 1.206%, 11/18/2032	695,110
920,358	Series 2002-53 FG, 1.304%, 7/25/2032	938,657
917,301	Series 1993-165 FE, 1.369%, 9/25/2023	932,892
490,099	Series 1993-62 FA, 2.200%, 4/25/2023	507,252
	TOTAL	252,570,610
Semi-Annual Shareholder Report

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Government National Mortgage Association REMIC—15.7%
$998,461	Series 2004-59 FV, 0.455%, 10/20/2033	$996,090
25,545,978	Series 2012-H29 CF, 0.555%, 2/20/2062	25,524,571
30,059,886	Series 2012-H29 BF, 0.555%, 11/20/2062	30,043,052
369,602	Series 2001-22 FG, 0.556%, 5/16/2031	370,198
23,794,501	Series 2012H31 FA, 0.565%, 11/20/2062	23,805,898
5,140,660	Series 2012-H30 SA, 0.585%, 12/20/2062	5,147,615
35,103,832	Series 2012-H25 BF, 0.595%, 9/20/2062	35,159,717
344,284	Series 2001-21 FB, 0.606%, 1/16/2027	345,590
20,231,825	Series 2012-H24 FC, 0.615%, 10/20/2062	20,291,793
549,076	Series 1999-43 FA, 0.656%, 11/16/2029	549,230
8,188,384	Series 2009-96 GF, 0.656%, 1/16/2038	8,230,282
20,857,735	Series 2011-H07 FA, 0.715%, 2/20/2061	21,007,160
33,423,971	Series 2012-H15 FB, 0.715%, 6/20/2062	33,701,557
4,398,812	Series 2002-17 FK, 0.755%, 3/20/2032	4,446,614
597,603	Series 1999-40 FE, 0.756%, 11/16/2029	598,924
10,300,952	Series 2012-H18 FA, 0.765%, 8/20/2062	10,417,538
9,785,010	Series 2012-H18 SA, 0.795%, 8/20/2062	9,866,960
	TOTAL	230,502,789
	Fannie Mae—1.8%
7,579,862	Fannie Mae FA 0.703%, 9/25/2038	7,620,792
4,718,401	Fannie Mae BA 4035 BA 4035 FB, 0.703%, 8/25/2039	4,737,034
14,062,591	Fannie Mae GS 3381 GS 3381 FC, 0.803%, 2/25/2037	14,185,818
	TOTAL	26,543,644
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $669,559,924)	670,085,276
	GOVERNMENT AGENCIES—11.9%
	Federal Farm Credit Bank System Floating Rate Notes—1.8%[1]
7,000,000	0.185%, 7/23/2014	7,000,021
10,000,000	0.205%, 8/19/2013	10,001,130
10,000,000	0.225%, 8/22/2013	10,001,711
	TOTAL	27,002,862
	Federal Home Loan Bank Notes—4.5%
4,000,000	0.125%, 3/05/2013	3,999,289
10,000,000	0.170%, 7/05/2013	9,997,343
10,000,000	0.200%, 2/26/2014	9,994,035
10,000,000	0.250%, 7/01/2013	10,000,846
12,500,000	0.250%, 8/02/2013	12,500,845
10,000,000	0.250%, 12/23/2013	9,991,948
Semi-Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank Notes—continued
$8,790,000		0.875%, 12/27/2013	$8,838,548
		TOTAL	65,322,854
		Federal Home Loan Bank System Floating Rate Notes—0.4%[1]
5,000,000		0.144%, 1/24/2014	4,998,033
		Federal Home Loan Mortgage Corporation Floating Rate Notes—2.0%[1]
10,000,000		0.158%, 2/4/2013	10,000,007
10,000,000		0.159%, 5/3/2013	10,000,005
10,000,000		0.178%, 11/4/2013	10,001,539
		TOTAL	30,001,551
		Federal National Mortgage Association Floating Rate Notes— 3.2%[1]
35,000,000		0.185%, 6/20/2014	35,000,092
5,000,000		0.221%, 5/17/2013	5,000,175
7,500,000		0.380%, 10/17/2013	7,512,354
		TOTAL	47,512,621
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $174,821,329)	174,837,921
		Mortgage-Backed Securities—0.0%
		Federal National Mortgage Association—0.0%
62,504		7.500%, 30 Year, 1/1/2032	73,068
325,468		7.500%, 30 Year, 8/1/2032	381,550
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $412,826)	454,618
		Repurchase Agreements—25.3%
40,000,000	[2]	Interest in $776,000,000 joint repurchase agreement 0.16%, dated 1/14/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,206,933 on 3/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $791,583,323.	40,000,000
42,024,000		Interest in $3,875,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,875,017,222 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $3,952,517,567.	42,024,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Repurchase Agreements—continued
$40,000,000	[2]	Interest in $800,000,000 joint repurchase agreement 0.18%, dated 1/22/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,348,000 on 4/19/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $819,553,691.	$40,000,000
250,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 1/31/2013 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,004,444 on 2/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/16/2048 and the market value of those underlying securities was $1,021,582,682.	250,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	372,024,000
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $1,470,411,093)[3]	1,474,251,996
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(5,002,927)
		TOTAL NET ASSETS—100%	$1,469,249,069
1	Represents the current interest rate for the floating rate security.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

As of January 31, 2013, all investments of the Fund utilized level 2 inputs in valuing the Fund's assets carried at fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Adjustable Rate Mortgages
Balance as of August 1, 2012	$20,298,550
Realized gain (loss)	409,694
Change in unrealized appreciation (depreciation)	35,637
Purchases	146,581
(Sales)	(20,890,462)
Balance as of January 31, 2013	$—
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at January 31, 2013	$—
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.92	$9.92	$9.93	$9.91	$9.86	$9.88
Income From Investment Operations:
Net investment income	0.00[1]	0.02	0.01	0.02	0.13	0.36
Net realized and unrealized gain (loss) on investments	0.00[1]	(0.00)[1]	(0.01)	0.02	0.05	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.00[1]	0.02	0.00	0.04	0.18	0.34
Less Distributions:
Distributions from net investment income	(0.00)[1]	(0.02)	(0.01)	(0.02)	(0.13)	(0.36)
Net Asset Value, End of Period	$9.92	$9.92	$9.92	$9.93	$9.91	$9.86
Total Return[2]	0.02%	0.18%	(0.04)%	0.40%	1.83%	3.51%
Ratios to Average Net Assets:
Net expenses	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.02%)[3]	0.17%	0.05%	0.21%	1.29%	3.24%
Expense waiver/reimbursement[4]	0.34%[3]	0.34%	0.34%	0.33%	0.33%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,993	$67,941	$66,578	$102,701	$144,780	$111,860
Portfolio turnover	23%	38%	26%	40%	63%	29%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.92	$9.92	$9.93	$9.91	$9.86	$9.88
Income From Investment Operations:
Net investment income	0.02	0.06	0.05	0.07	0.17	0.41
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.00)[1]	(0.01)	0.01	0.05	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.06	0.04	0.08	0.22	0.39
Less Distributions:
Distributions from net investment income	(0.02)	(0.06)	(0.05)	(0.06)	(0.17)	(0.41)
Net Asset Value, End of Period	$9.92	$9.92	$9.92	$9.93	$9.91	$9.86
Total Return[2]	0.22%	0.63%	0.41%	0.85%	2.29%	3.98%
Ratios to Average Net Assets:
Net expenses	0.25%[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.43%[3]	0.62%	0.51%	0.63%	1.71%	4.16%
Expense waiver/reimbursement[4]	0.29%[3]	0.29%	0.30%	0.28%	0.28%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$844,179	$658,632	$461,592	$446,662	$273,540	$205,842
Portfolio turnover	23%	38%	26%	40%	63%	29%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.92	$9.92	$9.93	$9.91	$9.86	$9.88
Income From Investment Operations:
Net investment income	0.02	0.05	0.04	0.06	0.16	0.40
Net realized and unrealized gain (loss) on investments	0.00[1]	(0.00)[1]	(0.01)	0.01	0.05	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.03	0.07	0.21	0.38
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.05)	(0.16)	(0.40)
Net Asset Value, End of Period	$9.92	$9.92	$9.92	$9.93	$9.91	$9.86
Total Return[2]	0.17%	0.53%	0.31%	0.75%	2.19%	3.87%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.33%[3]	0.51%	0.39%	0.56%	1.39%	3.57%
Expense waiver/reimbursement[4]	0.30%[3]	0.30%	0.29%	0.28%	0.28%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$583,077	$686,817	$159,691	$460,582	$728,861	$296,509
Portfolio turnover	23%	38%	26%	40%	63%	29%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$372,024,000
Investment in securities	1,102,227,996
Total investment in securities, at value (identified cost $1,470,411,093)		$1,474,251,996
Cash		413
Income receivable		3,404,517
Receivable for shares sold		4,303,880
TOTAL ASSETS		1,481,960,806
Liabilities:
Payable for investments purchased	10,000,000
Payable for shares redeemed	2,511,073
Income distribution payable	54,169
Payable for distribution services fee (Note 5)	11,723
Payable for shareholder services fee (Note 5)	61,489
Accrued expenses	73,283
TOTAL LIABILITIES		12,711,737
Net assets for 148,054,524 shares outstanding		$1,469,249,069
Net Assets Consist of:
Paid-in capital		$1,465,849,063
Net unrealized appreciation of investments		3,840,903
Accumulated net realized loss on investments		(437,679)
Distributions in excess of net investment income		(3,218)
TOTAL NET ASSETS		$1,469,249,069
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$41,992,891 ÷ 4,232,077 shares outstanding, no par value, unlimited shares authorized		$9.92
Offering price per share (100/98.00 of $9.92)		$10.12
Redemption proceeds per share		$9.92
Institutional Shares:
$844,178,681 ÷ 85,069,263 shares outstanding, no par value, unlimited shares authorized		$9.92
Service Shares:
$583,077,497 ÷ 58,753,184 shares outstanding, no par value, unlimited shares authorized		$9.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Interest			$5,041,238
Expenses:
Investment adviser fee (Note 5)		$2,945,752
Administrative fee (Note 5)		575,029
Custodian fees		32,946
Transfer and dividend disbursing agent fees and expenses		305,373
Directors'/Trustees' fees		2,632
Auditing fees		12,376
Legal fees		4,304
Portfolio accounting fees		87,112
Distribution services fee (Note 5)		85,017
Shareholder services fee (Note 5)		381,508
Account administration fee (Note 2)		42,267
Share registration costs		35,200
Printing and postage		10,088
Insurance premiums		2,623
Miscellaneous		20,495
TOTAL EXPENSES		4,542,722
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,154,332)
Waiver of administrative fee	(2,418)
Waiver of distribution services fee	(15,938)
Reimbursement of shareholder services fee	(17,821)
TOTAL WAIVERS AND REIMBURSEMENT		(2,190,509)
Net expenses			2,352,213
Net investment income			2,689,025
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,822,984
Net change in unrealized appreciation of investments			(695,564)
Net realized and unrealized gain on investments			1,127,420
Change in net assets resulting from operations			$3,816,445
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,689,025	$4,845,447
Net realized gain on investments	1,822,984	162,705
Net change in unrealized appreciation/depreciation of investments	(695,564)	(523,283)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,816,445	4,484,869
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,579)	(111,873)
Institutional Shares	(1,577,938)	(3,443,581)
Service Shares	(1,141,021)	(1,254,365)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,730,538)	(4,809,819)
Share Transactions:
Proceeds from sale of shares	628,050,841	1,420,065,806
Net asset value of shares issued to shareholders in payment of distributions declared	2,151,389	2,532,727
Cost of shares redeemed	(575,428,191)	(696,745,999)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	54,774,039	725,852,534
Change in net assets	55,859,946	725,527,584
Net Assets:
Beginning of period	1,413,389,123	687,861,539
End of period (including undistributed (distributions in excess of) net investment income of $(3,218) and $38,295, respectively)	$1,469,249,069	$1,413,389,123
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for
Semi-Annual Shareholder Report

reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$42,267
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The
Semi-Annual Shareholder Report

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,099,518	$10,914,005	3,349,174	$33,207,942
Shares issued to shareholders in payment of distributions declared	1,087	10,795	10,433	103,446
Shares redeemed	(3,720,429)	(36,916,139)	(3,220,669)	(31,928,031)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,619,824)	$(25,991,339)	138,938	$1,383,357
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	44,371,925	$440,379,756	70,606,200	$700,024,886
Shares issued to shareholders in payment of distributions declared	116,649	1,158,016	168,951	1,675,242
Shares redeemed	(25,841,049)	(256,485,185)	(50,895,216)	(504,586,144)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,647,525	$185,052,587	19,879,935	$197,113,984
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,803,007	$176,757,080	69,244,520	$686,832,978
Shares issued to shareholders in payment of distributions declared	98,971	982,578	76,040	754,039
Shares redeemed	(28,413,632)	(282,026,867)	(16,158,914)	(160,231,824)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(10,511,654)	$(104,287,209)	53,161,646	$527,355,193
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,516,047	$54,774,039	73,180,519	$725,852,534
4. FEDERAL TAX INFORMATION
At January 31, 2013, the cost of investments for federal tax purposes was $1,470,411,093. The net unrealized appreciation of investments for federal tax purposes was $3,840,903. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,388,133 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,547,230.
At July 31, 2012, the Fund had a capital loss carryforward of $2,260,663 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2013	$333,472	NA	$333,472
2014	$515,204	NA	$515,204
2015	$720,255	NA	$720,255
2018	$691,732	NA	$691,732
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $2,154,332 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $2,418 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$85,017	$(15,938)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC retained $36,400 of fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2013, FSC did not retain sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$83,951	$—
Service Shares	297,557	(17,821)
TOTAL	$381,508	$(17,821)
For the six months ended January 31, 2013, the Fund's Institutional Shares did not incur Service Fees. For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 0.25% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2013, were as follows:
Purchases	$372,710,784
Sales	$72,695,399
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.20	$3.53
Institutional Shares	$1,000	$1,002.20	$1.26
Service Shares	$1,000	$1,001.70	$1.77
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.68	$3.57
Institutional Shares	$1,000	$1,023.95	$1.28
Service Shares	$1,000	$1,023.44	$1.79
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Institutional Shares	0.25%
Service Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
Federated Government Ultrashort Duration Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Semi-Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
30064 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date March 21, 2013